Stock Based Compensation (Summary of Non-vested Stock 0ption Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Nonvested Shares Under Option
Non-vested, beginning balance	295,070
Granted	204,499	134,243
Vested	(103,482)
Forfeited
Non-vested, ending balance	396,087	295,070
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.37
Granted	$ 1.68
Vested	$ 0.62
Forefeited
Non-vested, ending balance	$ 0.94	$ 0.37